Other accounts payable - Additional information (Details) - Sociedad Minera Cerro Verde S.A.A. - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other accounts payable [Line Items]
Interest and penalties of disputed mining royalties	$ 3.7	$ 4.0
Withholding income tax	3.3	2.8
Pension funds	$ 1.5	$ 1.1